Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Consolidated statement of comprehensive income
Profit/(loss) for the year		£ 3,595	£ 3,312	[1]	£ (434)	[1]
Items that do not qualify for reclassification
Remeasurement of retirement benefit schemes	[2]	(840)	(669)		4
Changes in fair value of credit in financial liabilities designated at FVTPL		50	(29)		(52)
FVOCI financial assets		59	13		(64)
Tax		187	164		42
Total - Items that do not qualify for reclassification		(544)	(521)		(70)
Items that do qualify for reclassification
FVOCI financial assets		(457)	(100)		44
Cash flow hedges	[3]	(3,277)	(848)		271
Currency translation		241	(382)		276
Tax		1,067	213		(89)
Total - Items that do qualify for reclassification		(2,426)	(1,117)		502
Other comprehensive (loss)/income after tax		(2,970)	(1,638)		432
Total comprehensive income/(loss) for the year		625	1,674		(2)
Attributable to:
Ordinary shareholders		370	1,308		(338)
Preference shareholders			19		26
Paid-in equity holders		249	299		355
Non-controlling interests		6	48		(45)
Total comprehensive income/(loss) for the year		£ 625	£ 1,674		£ (2)

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[2]	Following the purchase of ordinary shares from UKGI in Q1 2022, NatWest Group contributed £500 million to its main pension scheme in line with the memorandum of understanding announced on 17 April 2018. After tax relief, this contribution reduced total equity by £365 million. Other material movements came from asset underperformance relative to movements in the schemes’ liabilities over the year. In line with our policy, the present value of defined benefit obligations and the fair value of plan assets at the end of the reporting period, are assessed to identify significant market fluctuations and one-off events since the end of the prior financial year.
[3]	The unrealised losses on cash flow hedge reserves is mainly driven by deferment of losses on GBP net received fixed swaps as interest rates have increased.